Description of Business and Basis of Presentation - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Net loss			$ (10,408)	$ (14,754)	$ (39,971)	$ (39,415)	$ (58,225)	$ (32,840)
Accumulated deficit			(155,509)		(155,509)		(115,538)	$ (57,313)
Senior secured notes outstanding balance			$ 1,038		1,038		0
Loans outstanding from relate parties					$ 6,300		$ 6,700
Common Stock, Shares, Issued			14,178,514		14,178,514		2,450,922	213,065
June 2023 Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Senior secured notes outstanding balance			$ 1,000		$ 1,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares, Issued	1,500,000	1,500,000
Stock Issued During Period, Shares, New Issues		8
Investment Banking, Advisory, Brokerage, and Underwriting Fees and Commissions, Total		$ 1,200
Dividends, Common Stock, Stock		$ 4,600
Dividends, Common Stock, Total	$ 6,200